SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of common stock subject to possible redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Common Stock Subject To Possible Redemption [Abstract]
Common stock subject to possible redemption	$ 130,544,959		$ 130,197,362
Gross proceeds			130,015,520
Less: common stock issuance costs			(3,392,993)
Initial classification of forward purchase agreements	(2,174,989)
Redemptions of common stock	(39,322,910)
Accretion of carrying value to redemption value	1,783,482	$ 347,597	$ 3,574,835
Common stock subject to possible redemption	$ 90,830,542	$ 130,544,959